Employee compensation - Expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 26,068	$ 21,875
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	4,586	4,159
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	3,510	3,365
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	11,967	9,707
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 6,005	$ 4,644